Business acquisition - Narrative (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Revenue percentage		2.00%
Net income percentage		1.00%
DGI
Finite-Lived Intangible Assets [Line Items]
Total consideration	$ 18,441
Acquisition related costs		$ 209
Revenue		12,687
Net income		$ 605
DGI | Customer relationship
Finite-Lived Intangible Assets [Line Items]
Fair value of acquired identified finite lived intangible assets	$ 1,980
Intangible assets indefinite useful life	4 years
DGI | Brand
Finite-Lived Intangible Assets [Line Items]
Fair value of acquired identified indefinite lived intangible assets	$ 595